ING INVESTORS TRUST

ING Large Cap Value Portfolio (“Portfolio”)

ING EQUITY TRUST

ING Large Cap Value Fund (formerly, ING Equity Dividend Fund) (“Fund”)

Supplement dated May 18, 2012

to the current Prospectuses and Statements of Additional Information

of the Portfolio and the Fund

Effective May 25, 2012, David Powers will no longer manage the Portfolio or the Fund. The Portfolio’s/Fund’s Prospectuses and Statements of Additional Information are hereby revised to remove all reference to David Powers as Portfolio Manager of the Portfolio/Fund.

ING Large Cap Value Fund

1.	The sub-section entitled “Portfolio Management – Portfolio Managers” of the summary section of the Fund’s Prospectus, is hereby deleted in its entirety and replaced with the following:

Portfolio Managers
Robert M. Kloss	David Powers
Portfolio Manager (since 04/10)	Portfolio Manager (since 12/07)
Christopher F. Corapi
Portfolio Manager (since 05/11)

Effective May 25, 2012
Portfolio Managers
Robert M. Kloss	Christopher F. Corapi
Portfolio Manager (since 04/10)	Portfolio Manager (since 05/11)

ING Large Cap Value Portfolio

2.	The sub-section entitled “Portfolio Management – Portfolio Managers” of the summary section of the Portfolio’s Prospectuses, is hereby deleted in its entirety and replaced with the following:

Portfolio Managers
Robert M. Kloss	Christopher F. Corapi
Portfolio Manager (since 01/11)	Portfolio Manager (since 05/11)
David Powers
Portfolio Manager (since 01/11)

Effective May 25, 2012
Portfolio Managers
Robert M. Kloss	Christopher F. Corapi
Portfolio Manager (since 01/11)	Portfolio Manager (since 05/11)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE